March 4, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund
Columbia Asia Pacific ex-Japan Fund
Columbia Emerging Markets Bond Fund
Columbia European Equity Fund
Columbia Global Bond Fund
Columbia Global Equity Fund
Columbia Seligman Global Technology Fund
Post-Effective Amendment No. 105
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 105 (Amendment). This Amendment was filed electronically on February 28, 2014.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Katina A. Walker at (612) 671-6990.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.